Condensed Consolidated Statements of Changes in Stockholder’s Equity - USD ($)	NEWTOWN LANE MARKETING, INCORPORATED Preferred Stock	NEWTOWN LANE MARKETING, INCORPORATED Common Stock	NEWTOWN LANE MARKETING, INCORPORATED Additional Paid-in Capital	NEWTOWN LANE MARKETING, INCORPORATED Additional Paid-in Capital	NEWTOWN LANE MARKETING, INCORPORATED Accumulated deficit	NEWTOWN LANE MARKETING, INCORPORATED	Preferred Stock	Common Stock	Additional Paid-in Capital	Additional Paid-in Capital	Accumulated deficit	Total
Balance at Mar. 31, 2019		$ 13,758	$ 2,065,756		$ (2,434,758)	$ (355,244)
Balance (in Shares) at Mar. 31, 2019		13,757,550
Stock issued for the exercise of stock options (in Shares)
Contributed services			5,000			$ 5,000
Net loss					(62,411)	(62,411)
Balance at Mar. 31, 2020		$ 13,758	2,070,756	$ 2,070,756	(2,497,169)	(412,655)
Balance (in Shares) at Mar. 31, 2020		13,757,550
Balance at Dec. 31, 2019								$ 14,000	$ 466,242,000	$ 449,000	$ (379,732,000)	$ 86,973,000
Balance (in Shares) at Dec. 31, 2019								13,757,550
Equity-based compensation									3,691,000			3,691,000
Transactions with former Parent (Notes 1 and 4)									1,754,000			1,754,000
Net loss											(50,425,000)	(50,425,000)
Other comprehensive loss										(1,116,000)		(1,116,000)
Balance at Dec. 31, 2020								$ 14,000	471,687,000	(667,000)	(430,157,000)	40,877,000
Balance (in Shares) at Dec. 31, 2020								13,757,550
Balance at Mar. 31, 2020		$ 13,758	2,070,756	2,070,756	(2,497,169)	(412,655)
Balance (in Shares) at Mar. 31, 2020		13,757,550
Contributed services				1,250		1,250
Net loss					(14,859)	(14,859)
Balance at Jun. 30, 2020		$ 13,758		2,072,006	(2,512,028)	(426,264)
Balance (in Shares) at Jun. 30, 2020		13,757,550
Balance at Mar. 31, 2020		$ 13,758	2,070,756	2,070,756	(2,497,169)	(412,655)
Balance (in Shares) at Mar. 31, 2020		13,757,550
Stock issued for the exercise of stock options		$ 886	7,476			$ 8,362
Stock issued for the exercise of stock options (in Shares)		886,190				886,190
Contributed services			5,000			$ 5,000
Net loss					(155,680)	(155,680)
Balance at Mar. 31, 2021		$ 14,644	2,083,232	2,083,232	(2,652,849)	(554,973)
Balance (in Shares) at Mar. 31, 2021		14,643,740
Balance at Jun. 30, 2020		$ 13,758		2,072,006	(2,512,028)	(426,264)
Balance (in Shares) at Jun. 30, 2020		13,757,550
Contributed services				1,250		1,250
Net loss					(15,804)	(15,804)
Balance at Sep. 30, 2020		$ 13,758		2,073,256	(2,527,832)	(440,818)
Balance (in Shares) at Sep. 30, 2020		13,757,550
Balance at Dec. 31, 2020								$ 14,000	471,687,000	(667,000)	(430,157,000)	40,877,000
Balance (in Shares) at Dec. 31, 2020								13,757,550
Recapitalization								$ 1,000	(109,000)			(108,000)
Recapitalization (in Shares)								886,190
Stock issued in connection with Merger								$ 117,000	(1,634,000)			(1,517,000)
Stock issued in connection with Merger (in Shares)								117,149,920
Equity-based compensation									3,401,000			3,401,000
Transactions with former Parent (Notes 1 and 4)									36,241,000			36,241,000
Net loss											(74,475,000)	(74,475,000)
Other comprehensive loss										(1,233,000)		(1,233,000)
Balance at Dec. 31, 2021								$ 132,000	$ 509,586,000	$ (1,900,000)	$ (504,632,000)	$ 3,186,000
Balance (in Shares) at Dec. 31, 2021								131,793,660
Balance at Mar. 31, 2021		$ 14,644	$ 2,083,232	2,083,232	(2,652,849)	(554,973)
Balance (in Shares) at Mar. 31, 2021		14,643,740
Contributed services				1,250		1,250
Net loss					(18,144)	(18,144)
Balance at Jun. 30, 2021		$ 14,644		2,084,482	(2,670,993)	(571,867)
Balance (in Shares) at Jun. 30, 2021		14,643,740
Contributed services				1,250		1,250
Net loss					(66,029)	(66,029)
Balance at Sep. 30, 2021		$ 14,644		$ 2,085,732	$ (2,737,022)	$ (636,646)
Balance (in Shares) at Sep. 30, 2021		14,643,740